COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Rental expense under operating leases	$ 101,508	$ 18,589	$ 0
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2022	24,978
Total	$ 24,978